Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Equity Instruments	₩ 777,685	₩ 5,913
Less: non-current	(269,148)
Current	508,537
Equity Instruments Listed [member]
Disclosure of financial assets [line items]
Equity Instruments	121
Equity Instruments Unlisted [member]
Disclosure of financial assets [line items]
Equity Instruments	62,911
Debt securities [member]
Disclosure of financial assets [line items]
Equity Instruments	₩ 714,653